PENSION AND OTHER POST RETIREMENT BENEFITS (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer contribution amount	40,550	39,152	37,824
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer contribution percentage	10.00%
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer contribution percentage	22.00%